Janus Henderson Triton Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares or Principal Amounts		Value
Common Stocks – 98.0%
Aerospace & Defense – 2.9%
Axon Enterprise Inc*	1,222,783	$119,991,696
Cubic Corp	1,162,431	55,831,561
HEICO Corp	499,148	40,550,784
Teledyne Technologies Inc*	274,973	85,502,854
		301,876,895
Auto Components – 0.5%
Visteon Corp*	757,757	51,906,354
Automobiles – 0.7%
Thor Industries Inc	678,909	72,324,176
Biotechnology – 11.0%
Abcam PLC	2,445,681	40,353,387
ACADIA Pharmaceuticals Inc*	1,607,769	77,928,563
Amicus Therapeutics Inc*	4,001,601	60,344,143
Arrowhead Pharmaceuticals Inc*	809,470	34,961,009
Ascendis Pharma A/S (ADR)*	431,482	63,816,188
BioNTech SE*	365,117	24,367,909
Eagle Pharmaceuticals Inc/DE*,£	1,066,965	51,192,981
Epizyme Inc*	1,713,325	27,515,999
Exelixis Inc*	1,439,028	34,162,525
Fate Therapeutics Inc*	1,951,248	66,947,319
FibroGen Inc*	1,345,267	54,523,671
Global Blood Therapeutics Inc*	1,173,986	74,113,736
Ligand Pharmaceuticals Inc*,#,£	1,092,146	122,156,530
Mirati Therapeutics Inc*	383,525	43,787,049
Momenta Pharmaceuticals Inc*	1,306,828	43,478,168
Neurocrine Biosciences Inc*	1,005,744	122,700,768
Sarepta Therapeutics Inc*	788,864	126,486,454
uniQure NV*	640,176	28,846,331
Vaxcyte Inc*,§	437,893	13,841,798
Vir Biotechnology Inc*,#	838,987	34,373,297
		1,145,897,825
Capital Markets – 2.7%
Cboe Global Markets Inc	899,076	83,865,809
Eaton Vance Corp	739,211	28,533,545
LPL Financial Holdings Inc	2,063,653	161,790,395
MarketAxess Holdings Inc	17,391	8,711,500
		282,901,249
Chemicals – 2.0%
HB Fuller Co	1,398,311	62,364,671
Sensient Technologies Corp£	2,815,587	146,861,018
		209,225,689
Commercial Services & Supplies – 1.6%
Brady Corp	1,279,651	59,913,260
Cimpress PLC*	466,389	35,604,136
IAA Inc*	1,903,313	73,410,782
		168,928,178
Construction Materials – 0.6%
Summit Materials Inc*	4,047,336	65,081,163
Containers & Packaging – 2.2%
Crown Holdings Inc*	3,611,121	235,192,311
Diversified Consumer Services – 2.4%
frontdoor Inc*	1,947,795	86,345,752
ServiceMaster Global Holdings Inc*	4,526,412	161,547,644
		247,893,396
Diversified Financial Services – 1.0%
Clarivate Analytics PLC*	4,497,863	100,437,281
Diversified Telecommunication Services – 1.1%
Vonage Holdings Corp*	11,278,842	113,465,150
Electrical Equipment – 0.6%
EnerSys	1,056,313	68,005,431
Electronic Equipment, Instruments & Components – 3.8%
Belden Inc	1,047,296	34,089,485
Cognex Corp	1,414,129	84,451,784
Itron Inc*	1,104,254	73,156,827
National Instruments Corp	982,185	38,020,381
OSI Systems Inc*,£	1,291,817	96,421,221
Rogers Corp*	534,010	66,537,646
		392,677,344

Shares or Principal Amounts		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 0.7%
Lamar Advertising Co	1,071,262	$71,517,451
Food & Staples Retailing – 0.7%
Casey's General Stores Inc	492,346	73,615,574
Food Products – 1.7%
Hostess Brands Inc*	4,250,700	51,943,554
Premium Brands Holdings Corp	1,058,269	67,515,909
Simply Good Foods Co*	3,368,900	62,594,162
		182,053,625
Health Care Equipment & Supplies – 7.6%
Cantel Medical Corp	1,035,913	45,818,432
Cardiovascular Systems Inc*	1,311,633	41,382,021
Glaukos Corp*	1,301,995	50,022,648
Globus Medical Inc*	2,542,372	121,296,568
ICU Medical Inc*	500,231	92,197,576
Integra LifeSciences Holdings Corp*	3,230,893	151,819,662
Quidel Corp*	282,157	63,129,807
STERIS PLC	806,720	123,783,117
West Pharmaceutical Services Inc	443,832	100,825,315
		790,275,146
Health Care Providers & Services – 1.3%
Chemed Corp	179,268	80,862,417
HealthEquity Inc*,#	974,813	57,192,279
		138,054,696
Hotels, Restaurants & Leisure – 1.7%
Churchill Downs Inc	348,019	46,338,730
Dunkin' Brands Group Inc	912,453	59,519,309
Wendy's Co	3,428,912	74,681,703
		180,539,742
Household Durables – 0.8%
Helen of Troy Ltd*	445,114	83,930,696
Independent Power and Renewable Electricity Producers – 0.8%
NRG Energy Inc	2,507,725	81,651,526
Industrial Conglomerates – 0.9%
Carlisle Cos Inc	819,361	98,052,931
Information Technology Services – 5.1%
Broadridge Financial Solutions Inc	1,379,803	174,117,341
Euronet Worldwide Inc*	1,327,927	127,241,965
LiveRamp Holdings Inc*	2,154,523	91,502,592
MAXIMUS Inc	839,218	59,122,908
WEX Inc*	470,400	77,620,704
		529,605,510
Insurance – 0.1%
Selective Insurance Group Inc	122,420	6,456,431
Internet & Direct Marketing Retail – 2.7%
Etsy Inc*	1,780,678	189,161,424
Wayfair Inc*,#	459,312	90,764,644
		279,926,068
Life Sciences Tools & Services – 3.4%
Bio-Techne Corp	581,560	153,572,549
Bruker Corp	2,541,915	103,405,102
PerkinElmer Inc	967,404	94,892,658
		351,870,309
Machinery – 5.3%
Donaldson Co Inc	1,994,565	92,787,164
Gates Industrial Corp PLC*	5,407,786	55,592,040
ITT Inc	1,357,403	79,733,852
John Bean Technologies Corp	814,068	70,026,129
Nordson Corp	597,912	113,429,885
Rexnord Corp	4,037,148	117,682,864
Wabtec Corp	507,307	29,205,664
		558,457,598
Media – 0.7%
Cable One Inc	41,068	72,889,540
Personal Products – 0.4%
Ontex Group NV*	2,778,025	40,617,795
Pharmaceuticals – 6.1%
Catalent Inc*	4,894,422	358,761,133
GW Pharmaceuticals PLC (ADR)*	522,344	64,102,056
Horizon Therapeutics PLC*	2,003,583	111,359,143
MyoKardia Inc*	536,306	51,817,886
SutroVax Inc	1,930,501	54,920,823
		640,961,041

Shares or Principal Amounts		Value
Common Stocks – (continued)
Professional Services – 0.4%
TriNet Group Inc*	700,196	$42,669,944
Real Estate Management & Development – 0.5%
Jones Lang LaSalle Inc	499,558	51,684,271
Road & Rail – 1.2%
Saia Inc*,£	1,097,177	121,984,139
Semiconductor & Semiconductor Equipment – 3.1%
Brooks Automation Inc	649,600	28,738,304
Cree Inc*	1,177,768	69,712,088
Entegris Inc	2,166,411	127,926,570
ON Semiconductor Corp*	5,155,100	102,174,082
		328,551,044
Software – 16.9%
ACI Worldwide Inc*	2,599,796	70,168,494
Alarm.com Holdings Inc*	1,278,926	82,887,194
Altair Engineering Inc*,#	1,679,689	66,767,638
Avalara Inc*	1,163,636	154,868,315
Blackbaud Inc£	2,156,717	123,105,406
Digimarc Corp*,#,£	219,033	3,502,338
Dynatrace Inc*	1,656,446	67,251,708
Envestnet Inc*	1,514,536	111,378,977
Guidewire Software Inc*	866,798	96,084,558
j2 Global Inc*	917,119	57,971,092
LivePerson Inc*	1,650,337	68,373,462
Nice Ltd (ADR)*	452,491	85,629,397
Pagerduty Inc*	2,346,472	67,156,029
RealPage Inc*	2,416,139	157,073,196
SS&C Technologies Holdings Inc	3,844,978	217,164,357
Trade Desk Inc*,#	239,430	97,328,295
Yext Inc*	4,587,085	76,191,482
Zendesk Inc*	1,788,737	158,356,887
		1,761,258,825
Specialty Retail – 1.3%
National Vision Holdings Inc*	2,399,748	73,240,309
Williams-Sonoma Inc	794,895	65,189,339
		138,429,648
Technology Hardware, Storage & Peripherals – 0.4%
NCR Corp*	2,468,578	42,755,771
Textiles, Apparel & Luxury Goods – 0.4%
Carter's Inc	506,294	40,857,926
Thrifts & Mortgage Finance – 0.7%
LendingTree Inc*,#	258,499	74,843,215
Total Common Stocks (cost $7,155,807,373)		10,239,322,904
Investment Companies – 1.9%
Money Markets – 1.9%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº,£ (cost $199,821,854)	199,800,852	199,820,832
Investments Purchased with Cash Collateral from Securities Lending – 2.4%
Investment Companies – 1.9%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº,£	193,491,246	193,491,246
Time Deposits – 0.5%
Royal Bank of Canada, 0.0900%, 7/1/20	$57,314,674	57,314,674
Total Investments Purchased with Cash Collateral from Securities Lending (cost $250,805,920)		250,805,920
Total Investments (total cost $7,606,435,147) – 102.3%		10,689,949,656
Liabilities, net of Cash, Receivables and Other Assets – (2.3)%		(241,625,843)
Net Assets – 100%		$10,448,323,813

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$10,303,547,015	96.4%
United Kingdom	104,455,443	1.0
Israel	85,629,397	0.8
Canada	67,515,909	0.6
Denmark	63,816,188	0.6
Belgium	40,617,795	0.4
Germany	24,367,909	0.2

Total	$10,689,949,656	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/20
Common Stocks - 4.0%
Biotechnology - 1.7%
Eagle Pharmaceuticals Inc/DE*	$-	$(2,586,974)	$(7,413,238)	$51,192,981
Ligand Pharmaceuticals Inc*,#	-	(2,852,471)	15,636,392	122,156,530
Total Biotechnology	$-	$(5,439,445)	$8,223,154	$173,349,511
Chemicals - 1.4%
Sensient Technologies Corp	3,357,969	(3,415,514)	(45,425,050)	146,861,018
Electronic Equipment, Instruments & Components - 0.9%
OSI Systems Inc*	-	(598,465)	(33,600,050)	96,421,221
Entertainment - N/A
AMC Entertainment Holdings Inc	1,047,532	(58,754,556)	41,113,316	-
Health Care Equipment & Supplies - N/A
Natus Medical Inc	-	(23,571,505)	9,307,852	-
Road & Rail - N/A
Saia Inc*,š	-	13,653,332	6,168,350	N/A
Semiconductor & Semiconductor Equipment - N/A
Xperi Corp	603,205	(41,548,354)	34,426,452	-
Software – N/A
Blackbaud Incš	616,676	(843,091)	(83,839,380)	N/A
Cision Ltd	-	(2,247,771)	21,510,310	-
Digimarc Corp*,#,š	-	(9,468,998)	(7,425,692)	N/A
Total Software	$616,676	$(12,559,860)	$(69,754,762)	$-
Total Common Stocks	$5,625,382	$(132,234,367)	$(49,540,738)	$416,631,750
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	2,758,126	(42,120)	(1,022)	199,820,832
Investments Purchased with Cash Collateral from Securities Lending - 1.9%
Investment Companies - 1.9%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	2,215,753∆	-	-	193,491,246
Total Affiliated Investments - 7.8%	$10,599,261	$(132,276,487)	$(49,541,760)	$809,943,828

(1) For securities that were affiliated for a portion of the period ended June 30, 2020, this column reflects amounts for the entire period ended June 30, 2020 and not just the period in which the security was affiliated.

	Value at 9/30/19	Purchases	Sales Proceeds	Value at 6/30/20
Common Stocks - 4.0%
Biotechnology - 1.7%
Eagle Pharmaceuticals Inc/DE*	63,210,243	-	(2,017,050)	51,192,981
Ligand Pharmaceuticals Inc*,#	91,288,034	26,913,349	(8,828,774)	122,156,530
Chemicals - 1.4%
Sensient Technologies Corp	195,031,973	6,764,775	(6,095,166)	146,861,018
Electronic Equipment, Instruments & Components - 0.9%
OSI Systems Inc*	117,243,911	28,251,825	(14,876,000)	96,421,221
Entertainment - N/A
AMC Entertainment Holdings Inc	56,042,973	-	(38,401,733)	-
Health Care Equipment & Supplies - N/A
Natus Medical Inc	87,098,097	-	(72,834,444)	-

Common Stocks - 4.0%
Road & Rail - N/A
Saia Inc*,š	138,179,671	19,415,807	(55,433,021)	121,984,139
Semiconductor & Semiconductor Equipment - N/A
Xperi Corp	62,371,335	-	(55,249,433)	-
Software – N/A
Blackbaud Incš	254,054,690	-	(46,266,813)	123,105,406
Cision Ltd	63,787,866	-	(83,050,405)	-
Digimarc Corp*,#,š	27,064,235	-	(6,667,207)	3,502,338
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	359,211,590	1,422,018,513	(1,581,366,129)	199,820,832
Investments Purchased with Cash Collateral from Securities Lending - 1.9%
Investment Companies - 1.9%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	9,976,200	828,839,983	(645,324,937)	193,491,246

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank, National Association:
Canadian Dollar	9/24/20	(27,829,000)	$20,405,562	$(100,120)
Euro	9/24/20	(14,695,000)	16,528,989	(8,968)

				(109,088)
Credit Suisse International:
Canadian Dollar	9/10/20	(14,526,000)	10,763,508	60,380
Canadian Dollar	9/10/20	(2,780,000)	2,047,886	(488)
Euro	9/10/20	(14,001,000)	15,926,290	173,589
Euro	9/10/20	(2,057,000)	2,310,791	(3,566)

				229,915
HSBC Securities (USA), Inc.:
British Pound	9/24/20	(32,132,000)	39,880,471	52,958
Euro	9/24/20	(10,582,000)	11,890,856	(18,274)

				34,684
JPMorgan Chase Bank, National Association:
Canadian Dollar	7/16/20	(24,563,000)	17,501,621	(594,836)
Total				$(439,325)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2020

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 105,019,041

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2020.

#	Loaned security; a portion of the security is on loan at June 30, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of June 30, 2020.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2020)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Vaxcyte Inc	6/12/20	$7,006,288	$13,841,798	0.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$1,105,544,438	$40,353,387	$-
Personal Products	-	40,617,795	-
Pharmaceuticals	586,040,218	54,920,823	-
All Other	8,411,846,243	-	-
Investment Companies	-	199,820,832	-
Investments Purchased with Cash Collateral from Securities Lending	-	250,805,920	-
Total Investments in Securities	$10,103,430,899	$586,518,757	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	286,927	-
Total Assets	$10,103,430,899	$586,805,684	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$726,252	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.